Cover	May 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity File Number	000-15078
Entity Registrant Name	ETHEMA HEALTH CORPORATION
Entity Central Index Key	0000792935
Entity Tax Identification Number	84-1227328
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	950 Evernia Street
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	416
Local Phone Number	500-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false